Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	[1]	$ 306,960	$ 300,370	$ 10,200	$ 5,770	$ 251,000	$ 1,210	$ 9,820	$ 885,330
Cerro Vanguardia [Member]
Total	[2]	17,740	42,420	2,070				4,250	66,480
La Colosa [Member]
Total	[2]	30							30
Quebradona [Member]
Total	[2]	830		100			130	20	1,080
AGA Mineração [Member]
Total	[2]	27,730	8,870	70					36,670
Serra Grande [Member]
Total	[2]	4,180	2,740	70					6,980
Sunrise Dam [Member]
Total	[2]	29,800	17,250	390					47,440
Tropicana [Member]
Total	[2]	49,960	27,210	1,720					78,890
Nevada [Member]
Total	[2]			1,160					1,160
Sukari [Member]
Total	[2]	15,950	28,780			251,000			295,730
Iduapriem [Member]
Total	[2]	63,710	28,150	570	5,770				98,190
Obuasi [Member]
Total	[2]	710	27,370	210			40	440	28,780
Siguiri [Member]
Total	[2]		36,890	240			1,010	150	38,280
Geita [Member]
Total	[2]	96,330	80,690	3,610			40	3,190	183,850
AngloGold Ashanti (Pty) Ltd. [Member]
Total	[2]							1,770	1,770
Argentinian Tax Authority (AFIP - Administración Federal de Ingresos Públicos) [Member] | Cerro Vanguardia [Member]
Total	[2]	17,740							17,740
Secretariat of Mining of Santa Cruz [Member] | Cerro Vanguardia [Member]
Total	[2]		12,330						12,330
Fomicruz - Fomento Minero de Santa Cruz S.E. (state company; minority shareholder in CVSA) [Member] | Cerro Vanguardia [Member]
Total	[2]		30,090	20					30,110
Fondo Fiduciario UniRSE [Member] | Cerro Vanguardia [Member]
Total	[2]							3,960	3,960
Development Agency [Member] | Cerro Vanguardia [Member]
Total	[2]							280	280
Agricultural Council of Santa Cruz [Member] | Cerro Vanguardia [Member]
Total	[2]			2,060					2,060
Colombian Tax Authority (DIAN - Dirección de Impuestos y Aduanas Nacionales) [Member] | La Colosa [Member]
Total	[2]	30							30
Colombian Tax Authority (DIAN - Dirección de Impuestos y Aduanas Nacionales) [Member] | Quebradona [Member]
Total	[2]	130							130
Mayor’s Office of Jericó (Alcaldía Municipal de Jericó) [Member] | Quebradona [Member]
Total	[2]	400							400
Cultural, Infrastructure, Education & Agriculture Secretaries [Member] | Quebradona [Member]
Total	[2]						130	20	150
Colombian National Mining Agency (ANM - Agencia Nacional de Minería) [Member] | Quebradona [Member]
Total	[2]			100					100
Finance Ministry of Cundinamarca [Member] | Quebradona [Member]
Total	[2]	160							160
Finance Ministry of Antioquia [Member] | Quebradona [Member]
Total	[2]	140							140
Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member] | AGA Mineração [Member]
Total	[2]	27,570							27,570
Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member] | Serra Grande [Member]
Total	[2]	3,860							3,860
Municipal Government of Nova Lima [Member] | AGA Mineração [Member]
Total	[2]	160		70					230
Municipal Government of Nova Lima [Member] | Serra Grande [Member]
Total	[2]	280							280
Brazilian National Mining Agency (ANM - Agência Nacional de Mineração) [Member] | AGA Mineração [Member]
Total	[2]		8,870						8,870
Brazilian National Mining Agency (ANM - Agência Nacional de Mineração) [Member] | Serra Grande [Member]
Total	[2]		2,740						2,740
Municipal Government of Crixás [Member] | Serra Grande [Member]
Total	[2]	40		70					110
Department of Energy, Mines, Industry Regulation and Safety [Member] | Sunrise Dam [Member]
Total	[2]		17,250	390					17,640
Department of Energy, Mines, Industry Regulation and Safety [Member] | Tropicana [Member]
Total	[2]		27,210	1,580					28,790
Australian Taxation Office [Member] | Sunrise Dam [Member]
Total	[2]	29,800							29,800
Australian Taxation Office [Member] | Tropicana [Member]
Total	[2]	49,960							49,960
Department of Water and Environment Regulation [Member] | Tropicana [Member]
Total	[2]			140					140
Bureau of Land Management [Member] | Nevada [Member]
Total	[2]			1,160					1,160
Egyptian Mineral Resources Authority (EMRA) [Member] | Sukari [Member]
Total	[2]		28,780			$ 251,000			279,780
Egyptian Tax Authority - Large Taxpayers Center [Member] | Sukari [Member]
Total	[2]	13,160							13,160
Egyptian Tax Authority - Tax office of Joint-Stock Companies [Member] | Sukari [Member]
Total	[2]	500							500
International Tax Agreement Center [Member] | Sukari [Member]
Total	[2]	1,760							1,760
His Majesty's Revenue and Customs (HMRC) [Member] | Sukari [Member]
Total	[2]	530							530
Ghana Revenue Authority (GRA) [Member] | Iduapriem [Member]
Total	[2]	63,710	28,150		$ 5,770				97,630
Ghana Revenue Authority (GRA) [Member] | Obuasi [Member]
Total	[2]		27,370						27,370
Tarkwa Nsuaem Municipal Assembly [Member] | Iduapriem [Member]
Total	[2]			410					410
Ghana Securities and Exchange Commission [Member] | Iduapriem [Member]
Total	[2]			150					150
Ghana Securities and Exchange Commission [Member] | Obuasi [Member]
Total	[2]			150					150
Minerals Commission of Ghana [Member] | Obuasi [Member]
Total	[2]			60			40		100
Obuasi East Municipal Assembly [Member] | Obuasi [Member]
Total	[2]	710							710
Ministry of Lands and Natural Resources [Member] | Obuasi [Member]
Total	[2]							440	440
Urban Municipality of Siguiri [Member] | Siguiri [Member]
Total	[2]						130	140	270
Guinean Customs Authority (DGD - Direction Générale des Douanes) [Member] | Siguiri [Member]
Total	[2]		34,870	240					35,110
Mignada District [Member] | Siguiri [Member]
Total	[2]						200	10	210
Fatoya District [Member] | Siguiri [Member]
Total	[2]						680		680
Local Development Fund (FODEL - Fonds de Développement Economique Local) [Member] | Siguiri [Member]
Total	[2]		2,010						2,010
Geita District and Town Councils [Member] | Geita [Member]
Total	[2]	3,220					$ 40	3,190	6,440
Inspector General of Police [Member] | Geita [Member]
Total	[2]			340					340
Lake Victoria Basin Water Board [Member] | Geita [Member]
Total	[2]			130					130
Ministry of Minerals [Member] | Geita [Member]
Total	[2]		$ 80,690	980					81,670
Tanzania Electric Supply Company Limited (TANESCO) [Member] | Geita [Member]
Total	[2]			2,050					2,050
Tanzania Forest Services (TFS) [Member] | Geita [Member]
Total	[2]			$ 110					110
Tanzania Revenue Authority (TRA) [Member] | Geita [Member]
Total	[2]	$ 93,110							93,110
University of the Witwatersrand [Member] | AngloGold Ashanti (Pty) Ltd. [Member]
Total	[2]							1,090	1,090
University of Fort Hare [Member] | AngloGold Ashanti (Pty) Ltd. [Member]
Total	[2]							$ 680	$ 680

[1]
When payments were made in Argentine Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was ARS 916.78 : USD 1.00.
When payments were made in Colombian Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2024 to 31 December 2024 was COP 4,073.58 : USD 1.00.
When payments were made in Brazilian Reais, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was BRL 5.39 : USD 1.00.
When payments were made in Australian Dollar, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was AUD 1.52 : USD 1.00.
When payments were made in British Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was GBP 0.78 : USD 1.00.
When payments were m ade in Egyptian Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was EGP 45.36 : USD 1.00.
When payments were made in Ghanaian Cedis, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was GHS 14.45 : USD 1.00.
When payments were made in Guinean Francs, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was GNF 8,539.52 : USD 1.00.
When payments were made in South African Rand, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1 January 2024 to 31 December 2024 was ZAR 18.32 : USD 1.00.
When payments were made in Tanzanian Shilling, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2024 to 31 December 2024 was TZS 2,609.33 : USD 1.00.

[2]
When payments were made in Argentine Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was ARS 916.78 : USD 1.00.
When payments were made in Colombian Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was COP 4,073.58 : USD 1.00.
When payments were made in Brazilian Reais, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was BRL 5.39 : USD 1.00.
When payments were made in Australian Dollar, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was AUD 1.52 : USD 1.00.
When payments were made in British Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was GBP 0.78 : USD 1.00.
When payments were made in Egyptian Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was EGP 45.36 : USD 1.00.
When payments were made in Ghanaian Cedis, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was GHS 14.45 : USD 1.00.
When payments were made in Guinean Francs, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was GNF 8,539.52 : USD 1.00.
When payments were made in South African Rand, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2024 to 31 December 2024 was ZAR 18.32 : USD 1.00.
When payments were made in Tanzanian Shilling, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2024 to 31 December 2024 was TZS 2,609.33 : USD 1.00.